Risk Management - Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	$ 22,360	$ 21,816
Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	20,329	20,024
Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	55	52
Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	1,976	1,740
Insured [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	6,358	6,638
Insured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	6,349	6,613
Insured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	9	25
Uninsured [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	16,002	15,178
Uninsured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	13,980	13,411
Uninsured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	46	27
Uninsured [Member] | Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	$ 1,976	$ 1,740